Intangible Royalty Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Royalty Assets, Net

8. Intangible Royalty Assets, Net

The following schedules of the intangible royalty interests present the cost, accumulated amortization and net carrying value as of June 30, 2020 and December 31, 2019.

As of June 30, 2020	Cost	Accumulated amortization	Net carrying value
	(in thousands)
DPP-IV Inhibitors	$606,216	$565,958	$40,258

Total intangible royalty assets	$606,216	$565,958	$40,258

As of December 31, 2019	Cost	Accumulated amortization	Net carrying value
	(in thousands)
DPP-IV Inhibitors	$606,216	$554,492	$51,724

Total intangible royalty assets	$606,216	$554,492	$51,724

The patents associated with the royalty interests classified as intangible assets terminate at various dates up to 2022. The weighted average remaining life of the royalty interests classified as intangible assets is 1.75 years. The projected amortization expense is $11.6 million, $23.0 million, and $5.7 million in the remainder of 2020, 2021 and 2022, respectively.

Our revenue is tied to underlying patent protected sales of other DPP-IV products of various licensees. Such revenue from royalty assets is earned from sales occurring primarily in the US and Europe; however, we do not have the ability to disaggregate our royalty revenue from licensees based on the geography of the underlying sales, as this level of information is not always included in royalty reports provided to the Company. Individual licensees exceeding 10% or more of revenue from intangible royalty assets accounted for 96% and 92% of our revenues from intangible royalty assets in the three months ended June 30, 2020 and 2019, respectively. Individual licensees exceeding 10% or more of revenue from royalty assets accounted for 95% and 91% of our revenues from intangible royalty assets in the six months ended June 30, 2020 and 2019, respectively.

8. Intangible Royalty Assets, Net

The following are schedules of the royalty assets classified as intangible assets showing cost, accumulated amortization and net carrying value at December 31, 2019 and 2018.

(in thousands)	As of December 31, 2019
	Cost	Accumulated amortization	Net carrying value
DPP-IV license agreements	$606,216	$554,492	$51,724

(in thousands)	As of December 31, 2018
	Cost	Accumulated amortization	Net carrying value
DPP-IV license agreements	$606,216	$530,568	$75,648

The patents associated with our royalty assets classified as intangible assets terminate at various dates up to 2022. The weighted average remaining royalty duration of the royalty assets classified as intangible assets is 2.2 years. The projected amortization charge for each of the next three years is $23.0 million in 2020, $23.0 million in 2021, and $5.7 million in 2022.

The company’s revenue is tied to underlying patent protected sales of other DPP-IV products of various licensees. Such revenue from royalty assets is earned from sales occurring primarily in the US and Europe; however, we do not have the ability to disaggregate our royalty revenue from licensees based on the geography of the underlying sales, as this level of information is not always included in royalty reports provided to the Company. Individual licensees exceeding 10% or more of revenue from royalty assets accounted for 91% of our revenues from royalty assets in 2019, 73% and 14% of our revenues from royalty assets in 2018, and 49% of our revenues from royalty assets in 2017. Refer to our Concentration of credit risk policy in Note 2 for additional information.

In August 2015, Merck & Co., Inc. (“Merck”) sued to invalidate all of our patents covering the DPP-IV products in the United States, the United Kingdom and the Netherlands. Beginning with the third quarter of 2015, Merck withheld payment of royalties on sales of DPP-IV products sold by Merck in all countries other than Germany. In September 2016, Merck also brought suit in Germany. In December 2016, we settled the dispute with Merck and agreed that (1) Merck will pay all past due royalties, (2) Merck will be entitled to pay zero royalties for a five-quarter period ending March 2018, and (3) Merck will not challenge any of our patents or license agreements again.

During the years ended December 31, 2018 and 2017, we made payments to Merck in connection with charge-backs for over-payments of royalties received for DPP-IV product sales in prior periods. The chargebacks arose from rebates on Januvia and Janumet collected by Merck during its royalty payment holiday period that Merck subsequently deducted from our royalty-eligible net sales, which were zero during the holiday period. These rebate chargebacks invoiced throughout the holiday period were treated as bad debt expense and recorded within general and administrative expenses on the consolidated statements of comprehensive income as management had no visibility into the timing of rebate receipts or Merck’s historical rebate recognition by quarter. We recorded bad debt expense for the years ended December 31, 2018 and 2017 of $1.0 million and $34.7 million, respectively.